Commitments and Contingencies - Schedule Of Obligations Recorded In Accounts Payable Accrued Expenses And Other Current Liabilities And Non Current Liabilities (Detail) $ in Thousands	Jun. 30, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024 (remaining)	$ 3,232
2025	2,906
Total	$ 6,138